Trade Accounts Payable (Details) - Schedule of Trade Accounts Payables - PEN (S/) S/ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Schedule Of Trade Accounts Payables Abstract
Invoices payable	[1]	S/ 571,438	S/ 523,175
Provision of contract costs		592,254	508,448
Notes payable		4,575	5,390
Trade accounts payable		1,168,267	1,037,013
Current portion		1,164,266	1,027,256
Non-current portion		4,001	9,757
Total		S/ 1,168,267	S/ 1,037,013

[1]	Invoices payable and unbilled services rendered by major projects are presented below: